Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Earnings Per Share
29.	EARNINGS PER SHARE
29.1. Basic
Basic earnings per share are presented based on the predecessor accounting method as described in Note 2a. The number of shares issued by Natura &Co as a result of the Corporate Structuring is reflected retroactively to January 1, 2017 for the purpose of calculating earnings per share in all periods presented.

	2019	2018	2017

Net income attributable to owners of the Company	155,467	548,379	670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Basic earnings per share - R$	0.1796	0.6335	0.7743

29.2. Diluted
Diluted earnings per share are calculated by adjusting the number of shares at the end of the restructuring, using the predecessor cost accounting practice, supposing that all potential common shares that would cause dilution are converted. The Company has only one category of common shares that would potentially cause dilution: the stock options, restricted actions and strategy acceleration
.

	2019	2018	2017

Net income attributable to owners of the Group	155,467	548,379	670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Adjustment for stock options and restricted shares (a)	8,124,575	1,529,528	1,282,312

Weighted average number of common shares for diluted earnings per share calculation purposes	873,784,617	867,189,570	866,942,354

Diluted earnings per share - R$	0.1779	0.6324	0.7731

(a)	The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.
On December 13, 2019, after consummation of the Corporate Structuring accordance with its terms, to approve the relationship of participants and the quantities of grantees of restricted shares and/or purchase options to participants under each of the Plans, under the same terms and conditions as the grants currently having in Natura, respecting the necessary adaptations and adjustments in order to enable the migration of such grants to the Company, including with respect to the status of compliance with the conditions for full acquisition of such rights (vesting), as if the grants within the Company had been made on the same date on which they were made at Natura and were a continuation of the grants originally made at Natura as provided for in the respective grants contracts originally signed between each of these participants and Natura, which are already migrated and transferred to the Company, in order to continue the grants previously held by such participants in Natura.
At December 31, 2019, a total of 865,660 existing options, were not considered in the calculation of diluted earnings per share due to the fact that the exercise price is higher than average market price of the common shares during the year ended on those dates, therefore there was no dilution effect.